Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Schedule of Assumptions Used

The following assumptions were utilized during the nine months ended March 31, 2020:

Expected volatility	21,779.77%
Weighted-average volatility	21,779.77%
Expected dividends	0%
Expected term (in years)	5.0
Risk-free rate	2.52%

The following assumptions were utilized during 2019:
Expected volatility	21,779.77%
Weighted-average volatility	21,779.77%
Expected dividends	0%
Expected term (in years)	5.0
Risk-free rate	2.52%

Schedule of Common Stock Purchase Warrants Outstanding

The following table sets forth common stock purchase warrants outstanding at March 31, 2020:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2019	4,985,394	$0.50	$-
Warrants earned	32,405,058	0.50	-
Warrants forfeited	-	-	-
Outstanding, March 31, 2020	37,390,452	$0.50	$-

Common stock issuable upon exercise of warrants	37,390,452	$0.50	$-

The following table sets forth common stock purchase warrants outstanding at June 30, 2019:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2018	-	$-	$-
Warrants earned	4,985,394	0.50	-
Warrants forfeited	-	-	-
Outstanding, June 30, 2019	4,985,394	$0.50	$-

Common stock issuable upon exercise of warrants	4,985,394	$0.50	$-

Schedule of Warrants Outstanding and Exercisable by Exercise Price Range

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at March 31, 2020	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2020	Weighted Average Exercise Price
$0.50	37,390,452	4.55	$0.50	37,390,452	$0.50
	37,390,452	4.55	$0.50	37,390,452	$0.50

Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2019	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2019	Weighted Average Exercise Price
$0.50	4,985,394	4.75	$0.50	4,985,394	$0.50
	4,985,394	4.75	$0.50	4,985,394	$0.50

Schedule of Common Stock Available for Funding Reserve

	Settlement Reserve	Funding Reserve
Initial Shares of Common Stock to Establish Reserve	1,967,960	500,000
Shares issued concurrently to transition agreement for the conversion of 75% strategic vendors, outstanding December 31, 2018	(61,200)	-
Shares available upon execution of the Transition Agreement dated January 11, 2019	1,906,760	500,000
Shares issued subsequent to a “Change in Control” to accredited investors in private placements through March 31, 2020	(1,590,811)	(314,937)
Shares of Common Stock available at March 31, 2020	315,949	185,063

	Settlement Reserve	Funding Reserve
Initial Shares of Common Stock to Establish Reserve	1,967,960	500,000
Shares issued concurrently to transition agreement for the conversion of 75% strategic vendors, outstanding December 31, 2018	(61,200)	-
Shares available upon execution of the Transition Agreement dated January 11, 2019	1,906,760	500,000
Shares issued subsequent to a “Change in Control” to accredited investors in private placements through June 30, 2019	(680,811)	(314,937)
Shares of Common Stock available at June 30, 2019	1,225,949	185,063